Initial Public Offering	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Initial Public Disclosure Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 35,000,000 Units at a price of $10.00 per Unit, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units. Each Unit consists of one share of Class A common stock and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 35,000,000 Units at a price of $10.00 per Unit, which includes the partial exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units. Each Unit consists of one share of Class A common stock and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).